Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
XL Hybrids Inc [Member]
Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following at December 31, 2019 and 2018:

	2019	2018
Accrued warranty costs	$1,009	$910
Contingent and deferred purchase consideration connection with Quantum acquisition	638	—
Accrued financing fees	360	—
Accrued expenses, other	553	459
Sales tax	96	696
Accrued settlement costs (1)	—	600
Accrued compensation and related benefits	398	185

	$3,054	$2,850

(1)	See FN 16 for further information relating to settlement fees.